Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
NON-CURRENT ASSETS	€ 94,549		€ 90,707
Intangible assets	16,034		16,856		€ 18,005
Goodwill	25,403		25,748
Property, plant and equipment	32,228		33,295		34,225
Rights of use	6,939	€ 7,870	0
Investments accounted for by the equity method	140		68
Financial assets and other non-current assets	7,123		7,109
Deferred tax assets	6,682		7,631		7,820
CURRENT ASSETS	24,328		23,340
Inventories	1,999		1,692
Receivables and other current assets	10,785		10,579
Tax receivables	1,561		1,676
Other current financial assets	3,123		2,209
Cash and cash equivalents	6,042		5,692		5,192	€ 3,736
Non-current assets classified as held for sale	818		1,492
Total allocated assets	118,877		114,047
EQUITY AND LIABILITIES
EQUITY	25,450	€ 26,996	26,980	€ 29,229	26,618	€ 28,385
Equity attributable to equity holders of the parent and other holders of equity instruments	17,118		17,947
Equity attributable to non-controlling interests	8,332		9,033
NON-CURRENT LIABILITIES	63,236		57,418
Non-current financial liabilities	43,288		45,334
Non-current lease liabilities	5,626		0
Payables and other non-current liabilities	2,928		1,890
Deferred tax liabilities	2,908		2,674		€ 2,145
Non-current provisions	8,486		7,520
CURRENT LIABILITIES	30,191		29,649
Current financial liabilities	9,076		9,368
Current lease liabilities	1,600		0
Payables and other current liabilities	14,903		15,485
Current tax payables	2,560		2,047
Current provisions	1,672		1,912
Liabilities associated with non-current assets classified as held for sale	380		837
TOTAL EQUITY AND LIABILITIES	€ 118,877		€ 114,047